                          SUPPLEMENT TO PROSPECTUS FOR
                         MANUFACTURERS INVESTMENT TRUST
                                DATED MAY 1, 2002

SUBADVISORY ARRANGEMENTS

     On September 27, 2002, the Board of Trustees of the Trust approved the following subadviser changes effective November 25, 2002:

--------------------------------------------------------------------------------------------------
Portfolio                      Current Subadviser                  Proposed New Subadviser
--------------------------------------------------------------------------------------------------
Real Estate Securities Trust   Cohen & Steers Management, Inc      Deutsche Asset Management, Inc.
Dynamic Growth Trust           Janus Capital Management LLC        Deutsche Asset Management, Inc.
Growth Trust                   SSgA Funds Management, Inc.         Deutsche Asset Management, Inc.
International Stock Trust      T. Rowe Price International, Inc.   Deutsche Asset Management
                                                                   Investment Services Ltd.
--------------------------------------------------------------------------------------------------

In addition, the Board also approved replacing SSgA Funds Management, Inc. as sub-subadviser to the Lifestyle Trusts with Deutsche Asset Management, Inc. effective November 25, 2002. MFC Global Fund Management (U.S.A.) Limited will continue as subadviser to the Lifestyle Trusts.

     In connection with these subadviser changes, the Board also approved the following changes to these portfolios effective November 25, 2002:

     REAL ESTATE SECURITIES TRUST

     The advisory fee for the Real Estate Securities Trust will be lowered from ..65% to .60%.

     GROWTH TRUST

     The name of the Growth Trust will be changed to All Cap Core Trust and its investment policy will be changed to invest in equity securities of all asset classes (small, mid and large cap) focusing primarily on those stocks within the Russell 3000 index.

MIT.Supp.092702

                THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 27, 2002